Voya VACS Series MCV Fund Expense Example - Voya VACS Series MCV Fund - No Class	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	54
Expense Example, with Redemption, 5 Years	95
Expense Example, with Redemption, 10 Years	$ 216